Transfers of financial assets and variable interest entities (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Non-consolidated VIEs
Trading assets	SFr 205,898	SFr 241,313
Net loans	253,094	255,928
Other assets	59,475	70,511
Other liabilities	45,306	50,648
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,264	7,508
Net loans	8,631	8,771
Other assets	192	213
Total variable interest assets, non-consolidated VIEs	16,087	16,492
Maximum exposure to loss	28,933	27,700
Non-consolidated VIE assets	213,205	236,162
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	147	179
Net loans	33	211
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	180	390
Maximum exposure to loss	180	752
Non-consolidated VIE assets	6,145	8,604
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,454	5,009
Net loans	1,987	2,252
Other assets	4	4
Total variable interest assets, non-consolidated VIEs	7,445	7,265
Maximum exposure to loss	13,317	12,775
Non-consolidated VIE assets	98,029	120,157
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	923	1,201
Net loans	2,754	3,113
Other assets	23	20
Total variable interest assets, non-consolidated VIEs	3,700	4,334
Maximum exposure to loss	3,766	4,489
Non-consolidated VIE assets	59,645	56,413
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	467	494
Net loans	2,346	1,651
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	2,813	2,145
Maximum exposure to loss	8,753	7,326
Non-consolidated VIE assets	37,387	38,818
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	273	625
Net loans	1,511	1,544
Other assets	165	189
Total variable interest assets, non-consolidated VIEs	1,949	2,358
Maximum exposure to loss	2,917	2,358
Non-consolidated VIE assets	SFr 11,999	SFr 12,170